Accounting Information and Policies	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Accounting Information and Policies
1.	Accounting information and policies
The accounting policies adopted are the same as those which were applied for the previous financial year, except as set out below under the heading ‘Recent accounting developments’.
Basis of consolidation
The two parent companies, NV and PLC, together with their group companies, operate as a single economic entity (the Unilever Group, also referred to as Unilever or the Group). NV and PLC have the same Directors and are linked by a series of agreements, including an Equalisation Agreement, which are designed so that the positions of the shareholders of both companies are as closely as possible the same as if they held shares in a single company.
The Equalisation Agreement provides that both companies adopt the same accounting principles. It also requires that dividends and other rights and benefits attaching to each ordinary share of NV, be equal in value to those rights and benefits attaching to each ordinary share of PLC, as if each such unit of capital formed part of the ordinary share capital of one and the same company.
Due to the operational and contractual arrangements referred to above, NV and PLC form a single reporting entity for the purposes of presenting consolidated financial statements. Accordingly, the financial statements of Unilever are presented by both NV and PLC as their respective consolidated financial statements. Group companies included in the consolidation are those companies controlled by NV or PLC. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.
The net assets and results of acquired businesses are included in the consolidated financial statements from their respective dates of acquisition, being the date on which the Group obtains control. The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.
Intra-group transactions and balances are eliminated.
Companies legislation and accounting standards
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union (EU), IFRIC Interpretations. They are also in compliance with IFRS as issued by the International Accounting Standards Board (IASB).
These financial statements are prepared under the historical cost convention unless otherwise indicated
.
These financial statements have been prepared on a going concern basis. Refer to the going concern statement on page 78.
Accounting policies
Accounting policies are included in the relevant notes to the consolidated financial statements. These are presented as text highlighted in grey on pages 91 to 142. The
accounting policies below are applied throughout the financial statements.
Foreign currencies
The consolidated financial statements are presented in euros. The functional currencies of NV and PLC are euros and sterling respectively. Items included in the financial statements of individual group companies are recorded in their respective functional currency which is the currency of the primary economic environment in which each entity operates.
Foreign currency transactions in individual group companies are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at year-end
exchange rates, are recognised in the income statement except when deferred in equity as qualifying hedges.
In preparing the consolidated financial statements, the balances in individual group companies are translated from their functional currency into euros. Apart from the financial statements of group companies in hyperinflationary economies (see below), the income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at year-end
exchange rates.
The financial statements of group companies whose functional currency is the currency of a hyperinflationary economy are adjusted for inflation and then translated into euros using the balance sheet exchange rate.

Amounts shown for prior years for comparative purposes are not modified. To determine the existence of hyperinflation, the Group assesses the qualitative and quantitative characteristics of the economic environment of the country, such as the cumulative inflation rate over the previous three years.
The ordinary share capital of NV and PLC is translated in accordance with the Equalisation Agreement. The difference between the value for PLC and the value by applying the year-end
rate of exchange is taken to other reserves (see note 15B on page 118).
The effect of exchange rate changes during the year on net assets of foreign operations is recorded in equity. For this purpose net assets include loans between group companies and any related foreign exchange contracts where settlement is neither planned nor likely to occur in the foreseeable future.
The Group applies hedge accounting to certain exchange differences arising between the functional currencies of a foreign operation and NV or PLC as appropriate, regardless of whether the net investment is held directly or through an intermediate parent. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in equity to the extent that the hedge is effective. These differences are reported within profit or loss to the extent that the hedge is ineffective.
Cumulative exchange differences arising since the date of transition to IFRS of 1 January 2004 are reported as a separate component of other reserves. In the event of disposal or part disposal of an interest in a group company either through sale or as a result of a repayment of capital, the cumulative exchange difference is recognised in the income statement as part of the profit or loss on disposal of group companies.
Hyperinflationary economies
The Argentinian economy was designated as hyperinflationary from
1 July 2018. As a result, application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has been applied to all Unilever entities whose functional currency is the Argentinian Peso for 2018 and 2019. The application of IAS 29 includes:

•	Adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date;

•	Adjustment of the income statement for inflation during the reporting period;

•	The income statement is translated at the period end foreign exchange rate instead of an average rate; and

•	Adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.
The main effects of the Group consolidated financial statements for 2019 are:

•	Total assets are reduced by €42 million;

•	Turnover is reduced by €14 million;

•	Operating profit is reduced by €11 million; and

•	Monetary gain recognised of €32 million.

Critical accounting estimates and judgements
The preparation of financial statements requires management to make estimates and judgements in the application of accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. Revisions to accounting estimates are recognised in the period in which the estimate is revised and in any future period affected.
The following estimates are those that management believe have the most significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are:

•
Measurement of defined benefit obligations – the valuations of the Group’s defined benefit pension plan obligations are dependent on a number of assumptions. These include discount rates, inflation and life expectancy of scheme members. Details of these assumptions and sensitivities are in note 4B.

•
Measurement of consideration and assets and liabilities acquired as part of business combinations
.
 See note 21 for further information.
E
stimates are required to value the assets and liabilities acquired in business combinations. Intangible assets such as brands are commonly a core part of an acquired business as they allow us to obtain more value than would otherwise be possible.

The following judgements are those that management believe have the most significant effect on the amounts recognised in the Group’s financial statements:

•
Separate presentation of items in the income statement – certain items of income or expense are presented separately as non-
underlying items. These are excluded in several of our performance measures, including underlying operating profit and underlying earnings per share due to their nature and/or frequency of occurrence. See note 3 for further details.

•
Utilisation of tax losses and recognition of other deferred tax assets – The Group operates in many countries and is subject to taxes in numerous jurisdictions. Management uses judgement to assess the recoverability of tax assets such as whether there will be sufficient future taxable profits to utilise losses – see note 6B.

•
Likelihood of occurrence of provisions and contingent liabilities – events can occur where there is uncertainty over future obligations. Judgement is required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognised and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed. Unilever does not have provisions and contingent liabilities for the same matters. External advice is obtained for any material cases. See notes 6A, 19 and 20.

•
Recognition of pension surplus – where there is an accounting surplus on a defined benefit plan, management uses judgement to determine whether the Group can realise the surplus through refunds, reductions in future combinations or a combination of both.

•
Recognition and measurement of IFRS 16 assets and liabilities – the Group adopted IFRS 16 on 1 January 2019 and restated all prior periods that are reported. In recognising and measuring lease assets and liabilities on the balance sheet, the Group applied judgement in determining whether each contract is or contains a lease. This included an assessment about whether the contract depends on a specified asset, whether the Group obtains substantially all the economic benefits from the use of that asset, and whether the Group has the right to direct the use of that asset. The Group also exercised judgement in determining the lease term as the non-cancellable
term of the lease, together with the impact of options to extend or terminate the lease if it is reasonably certain to be exercised.

Recent accounting developments
Adopted by the group
The Group applied for the first-time amendments to the following standards from 1 January 2019.

Key requirements or
Applicable standard	changes in accounting policy	Implementation progress and expected impact
IFRS 16 ‘Leases’
This standard changes the recognition, measurement, presentation and disclosure of leases. In particular it requires lessees to record all leases on the balance sheet with exemptions available for low value and short-term leases. At the commencement of a lease, a lessee recognises lease payments (lease liability) and an asset representing the right to use the asset during the lease term (leased asset). Lessees subsequently reduce the lease liability when paid and recognise depreciation on the leased asset.

A lease liability is remeasured upon the occurrence of certain events such as a change in the lease term or a change in an index or rate used to determine lease payments. The remeasurement normally also adjusts the leased asset.

The Group has adopted IFRS 16 Leases in its reporting from 1 January 2019, applying the standard using the ‘full retrospective’ approach, and amounts relating to the years ended 31 December 2018 and 2017 have been restated in these financial statements.

The Group has recognised all leases on its balance sheet upon transition to IFRS 16, except for short-term leases (less than a year) and leases for low-value assets.

The impact of adopting IFRS 16 on the Group’s financial statements is further detailed in note 24.

The standard has no impact on the actual cash flows of a group. However the standard requires the capitalisation, and subsequent depreciation, of costs that were previously expensed as paid which impacts disclosures of cash flows within the cash flow statement. The amounts previously expensed as operating cash outflows are instead capitalised and presented as financing cash outflows.

IFRIC 23 ‘Uncertainty over income tax treatments’	This interpretation clarifies how entities should reflect uncertainties over income tax treatments.
The Group applies judgement in identifying uncertainties over income tax treatments and has adjusted its uncertain tax provisions to be in line with the new criteria. The Group has elected to recognise the cumulative impact of €38 million within opening retained earnings.

Amendments to IAS 19 ‘Employee Benefits’
The change requires that following plan amendments, curtailments or settlements, current service and net interest costs for the remainder of the reporting period should be calculated in line with updated actuarial assumptions.
The amendment is applied prospectively. During the period the amendment had no impact on the Group financial statements.

All other standards or amendments to standards that have been issued by the IASB and were effective by 1 January 2019 were not applicable or material
to Unilever.
New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
The following new standards have been released but are not yet adopted by the Group. The expected impact and progress is shown below. In addition to the above, based on an initial review the Group does not currently believe adoption of the following standard/amendments will have a material impact on the consolidated results or financial position of the Group.

Applicable standard	Key requirements or changes in accounting policy
Interest Rate Benchmark Reform – Amendments to IFRS 9, IAS 39 and IFRS 7 Effective from the year ending 31 December 2020
The amendments modify specific hedge accounting requirements so entities can continue to forecast future cash flows assuming that the interest rate benchmark will continue despite ongoing reviews of interest rate benchmark reform. As a result there is no requirement for an entity to discontinue hedge relationships or to reassess the economic relationships between hedged items and hedging instruments as a result of the uncertainties of the interest rate benchmark reform.

We do not have material derivatives that refer to an interest rate benchmark so these amendments will not have a material impact on Unilever.

IFRS 17 ‘Insurance Contracts’ Effective from the year ending 31 December 2022
This standard introduces a new model for accounting for insurance contracts. Work continues to review existing arrangements to determine the impact on adoption. Based on preliminary work the impact is estimated to be immaterial.

All other standards or amendments to standards that have been issued by the IASB and are effective from 1 January 2020 onwards are not applicable or material to Unilever.